STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)	12 Months Ended
	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Class A common stock
Class of Stock
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0
Class A common stock subject to possible redemption
Class of Stock
Temporary equity, shares outstanding	1,502,203	17,250,000
Class B common stock
Class of Stock
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1
Common stock, shares issued (in shares)	4,312,500	4,312,500
Common stock, shares outstanding (in shares)	4,312,500	4,312,500
Ratio to be applied to the stock in the conversion	20